BNY Mellon Tax Managed Growth Fund
Statement of Investments
January 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.8%
Capital Goods — 2.5%
BAE Systems PLC, ADR	39,600	2,407,284
Deere & Co.	750	357,420
Otis Worldwide Corp.	6,120	583,970
		3,348,674
Commercial & Professional Services — 1.7%
Automatic Data Processing, Inc.	4,555	1,380,211
Verisk Analytics, Inc.	3,235	929,868
		2,310,079
Consumer Discretionary Distribution & Retail — 8.2%
Amazon.com, Inc. (a)	39,560	9,402,621
The Home Depot, Inc.	3,920	1,614,961
		11,017,582
Consumer Durables & Apparel — 1.8%
LVMH Moet Hennessy Louis Vuitton SE, ADR	8,775	1,278,166
NIKE, Inc., Cl. B	14,575	1,120,818
		2,398,984
Consumer Services — 3.2%
Marriott International, Inc., Cl. A	4,905	1,425,344
McDonald’s Corp.	9,640	2,783,068
		4,208,412
Energy — 4.5%
Chevron Corp.	22,555	3,364,980
EOG Resources, Inc.	5,950	748,451
Exxon Mobil Corp.	18,150	1,938,964
		6,052,395
Financial Services — 14.5%
BlackRock, Inc.	4,010	4,312,755
CME Group, Inc.	6,755	1,597,693
Intercontinental Exchange, Inc.	15,195	2,428,617
Mastercard, Inc., Cl. A	3,945	2,191,171
S&P Global, Inc.	4,675	2,437,592
Visa, Inc., Cl. A	18,770	6,415,586
		19,383,414
Food, Beverage & Tobacco — 2.3%
PepsiCo, Inc.	9,430	1,421,007
The Coca-Cola Company	25,630	1,626,992
		3,047,999
Health Care Equipment & Services — 7.3%
Abbott Laboratories	17,215	2,202,315
Intuitive Surgical, Inc. (a)	5,180	2,962,338
UnitedHealth Group, Inc.	8,520	4,622,015
		9,786,668
Household & Personal Products — .7%
The Procter & Gamble Company	5,915	981,831

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Insurance — 2.3%
The Progressive Corp.	12,520	3,085,429
Materials — 1.2%
The Sherwin-Williams Company	4,515	1,617,092
Media & Entertainment — 5.1%
Alphabet, Inc., Cl. C	33,350	6,856,760
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
AstraZeneca PLC, ADR	14,735	1,042,649
Eli Lilly & Co.	1,600	1,297,728
Novo Nordisk A/S, ADR	50,040	4,225,878
Zoetis, Inc.	6,810	1,163,829
		7,730,084
Real Estate Management & Development — 1.0%
CoStar Group, Inc. (a)	17,600	1,348,160
Semiconductors & Semiconductor Equipment — 12.4%
ASML Holding NV	6,670	4,931,198
NVIDIA Corp.	37,000	4,442,590
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,600	2,637,432
Texas Instruments, Inc.	24,520	4,526,637
		16,537,857
Software & Services — 14.1%
Adobe, Inc. (a)	3,485	1,524,513
Gartner, Inc. (a)	1,825	990,665
Intuit, Inc.	4,295	2,583,486
Microsoft Corp.	26,780	11,115,307
ServiceNow, Inc. (a)	2,590	2,637,604
		18,851,575
Technology Hardware & Equipment — 8.2%
Apple, Inc.	46,620	11,002,320
Transportation — 3.0%
Canadian Pacific Kansas City Ltd.	21,760	1,732,096
Old Dominion Freight Line, Inc.	4,730	877,935
Union Pacific Corp.	5,695	1,411,164
		4,021,195
Total Common Stocks (cost $49,289,439)		133,586,510

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $641,890)	4.42	641,890	641,890
Total Investments (cost $49,931,329)		100.3%	134,228,400
Liabilities, Less Cash and Receivables		(.3)%	(387,676)
Net Assets		100.0%	133,840,724

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Tax Managed Growth Fund

January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	133,586,510	—	—	133,586,510
Investment Companies	641,890	—	—	641,890
	134,228,400	—	—	134,228,400

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At January 31, 2025, accumulated net unrealized appreciation on investments was $84,297,071, consisting of $84,880,538 gross unrealized appreciation and $583,467 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.